Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 760,331	¥ 684,842
Service cost	30,009	26,445	¥ 26,005
Interest cost	8,008	10,772	11,655
Actuarial (gain) loss	7,481	59,496
Benefits paid	(24,479)	(21,224)
Projected benefit obligations at end of year	781,350	760,331	684,842
Change in plan assets:
Fair value of plan assets at beginning of year	622,121	581,996
Actual return on plan assets	17,541	43,714
Employer contributions	8,701	15,676
Benefits paid	(21,788)	(19,265)
Fair value of plan assets at end of year	626,575	622,121	581,996
Funded status at end of year	(154,775)	(138,210)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	364,662	486,572
Service cost	7,760	6,801	9,448
Interest cost	10,572	10,654	14,299
Plan participants' contributions	1,830	1,522
Actuarial (gain) loss	(5,534)	44,580
Benefits paid	(6,795)	(7,352)
Plan amendments	(2,655)
Curtailments and settlements		(191,179)
Foreign currency exchange rate changes	(20,160)	13,064
Projected benefit obligations at end of year	349,680	364,662	486,572
Change in plan assets:
Fair value of plan assets at beginning of year	221,421	360,527
Actual return on plan assets	21	17,851
Employer contributions	10,864	6,470
Plan participants' contributions	1,830	1,522
Benefits paid	(6,795)	(7,041)
Settlements		(165,640)
Foreign currency exchange rate changes	(9,471)	7,732
Fair value of plan assets at end of year	217,870	221,421	¥ 360,527
Funded status at end of year	¥ (131,810)	¥ (143,241)